Investment Strategy - First Trust Balanced Income ETF	May 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the exchange-traded funds (“ETFs”) that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. ("First Trust"), the Fund’s investment advisor. The Index is developed, owned, maintained and calculated by Bloomberg Index Services Limited (“BISL” or the “Index Provider”). While the Index Provider may consult with First Trust prior to effectuating a material change to the Index methodology, First Trust maintains no discretion with regard to the compilation and composition of the Index or any changes thereto as such discretion ultimately lies with the Index Provider.According to the Index Provider, the Index seeks to track a portfolio with fixed allocations to income-generating ETFs across three asset classes: target income and buywrite income equity ETFs ("Equity Linked Income ETFs"), actively managed investment grade fixed income ETFs ("Fixed Income ETFs") and target income commodities ETFs ("Commodity Linked Income ETFs") (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). First Trust, the investment advisor to the Fund, serves as the investment advisor to each of the Underlying ETFs. Under normal market conditions, pursuant to the Index methodology, the Fund will allocate 60% of its assets to investments in Equity Linked Income ETFs (the “Equity Allocation”), 35% of its assets to investments in Fixed-Income ETFs (the “Fixed-Income Allocation”) and 5% of its assets to investments in Commodity Linked Income ETFs (the “Commodity Allocation”). The Fund operates as a fund-of-funds. As of May 27, 2025, the Index had 14 constituents. Each ETF for which First Trust serves as investment advisor that is properly classified as an Equity Linked Income ETF, Fixed Income ETF or Commodity Linked Income ETF based upon its principal investment strategy is eligible for inclusion in the Index. However, to be selected for inclusion in the Index such ETF must have assets under management of at least $50 million. Certain ETFs may not be eligible for investment under Section 12 of the 1940 Act and the rules thereunder. There may be funds not advised by First Trust that provide similar exposure or employ similar investment strategies that have lower fees or better performance over certain time periods that are not included in the Index. First Trust receives advisory fees from the Underlying ETFs which it would not otherwise receive if the Underlying ETFs were not constituents of the Index. The Index is reconstituted and rebalanced semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public.Equity AllocationThe Equity Linked Income ETFs comprising the Equity Allocation seek to generate income through the use of either a “buywrite” investing strategy or a “target income” investing strategy. Both strategies utilize similar techniques, as in both instances an ETF utilizing such a strategy invests in equity securities and then writes (sells) exchange-traded call options in seeking to generate additional cash flow in the form of options premiums. The main difference is that an Underlying ETF utilizing a target income strategy seeks to provide a specific rate of distribution that is generally tied to the dividend yield of a particular index. For instance, an Underlying ETF utilizing a target income strategy may seek to make distributions at an annual rate that is over the current annual dividend yield of the Nasdaq-100 Index. However, there is no guarantee that such Underlying ETFs will successfully provide their distribution target. The Underlying ETFs comprising the Equity Allocation are categorized as “core,” “growth,” or “value” based upon the Index Provider's style classification of the underlying equity securities to which the Underlying ETF invests or has exposure. According to the Index Provider, “growth” securities refer to companies that are experiencing significant growth and have the potential for continued expansion; “value” securities refer to companies that are perceived to be undervalued relative to their share price; and “core” securities are those companies that have characteristics of both growth and value companies and have higher levels of correlation to the broader market. The Index allocates the Equity Allocation equally among the Underlying ETFs comprising the three styles (core, growth and value). The Underlying ETFs within each style are then equally weighted.The Equity Linked Income ETFs may experience more limited capital appreciation relative to their respective indices but are subject to the risk of loss on their equity holdings. Certain of the Underlying ETFs may utilize a target income strategy that seeks to reduce or eliminate the portion of their distributions that are characterized as return of capital for tax purposes. Assuming an Underlying ETF implements such strategy, the distributions that the Fund receives are more likely to be treated as dividends for tax purposes. This may have the effect of increasing the amount that the Fund is required to distribute to the shareholders. To the extent that such strategies are unsuccessful and the Fund receives distributions from an Underlying ETF characterized as return of capital, the Fund’s tax basis in its shares of such Underlying ETF will be reduced. This will cause the Fund to experience higher level of capital gains upon the sale of such shares.Fixed Income AllocationThe Fixed Income ETFs comprising the Fixed Income Allocation seek to generate income through investments in a portfolio of investment grade fixed income securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments; bank loans, including senior loans; municipal bonds; and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Underlying ETFs comprising the Fixed Income Allocation are categorized as “core,” “investment grade” or “government” based upon the Index Provider's classification of the type of securities comprising each Underlying ETF’s portfolio. Underlying ETFs categorized as “core” by the Index Provider are those with portfolios that provide coverage in multiple sectors including government, securitized and corporate bond sector. Underlying ETFs categorized as “investment grade” by the Index Provider are those Underlying ETFs with portfolios primarily focused on the corporate bonds. Underlying ETFs categorized as “government” by the Index Provider are those Underlying ETFs with portfolios primarily focused on securities issued by the U.S. government, its agencies or instrumentalities, including securitized bonds issued by such entities. Of the 35% Index weight allocated to Fixed Income ETFs, 14% of the Index weight is allocated to Underlying ETFs categorized as “core,” 8.75% is allocated to Underlying ETFs categorized as “investment grade” and 12.25% is allocated to Underlying ETFs categorized as “government.” The Underlying ETFs within each style are further sub-classified by the Index Provider based upon whether the duration of an Underlying ETF's portfolio is determined to be "short," "medium" or "long." Each of these duration groups is allocated an equal portion of the weight allocated to the style group (core, investment grade or government). This weight is then equally allocated among each Underlying ETF comprising the duration group.Commodity AllocationThe Commodity Linked Income ETF comprising the Commodity Allocation seeks to generate income through the use of a “target income” investing strategy similar to the Equity Linked Income ETFs utilizing a target income strategy. However, instead of investing directly in commodities, the Commodity Linked Income ETF derives its exposure to commodities through investments in FLexible EXchange Options (“FLEX Options”) that reference an exchange-traded product that invests directly in gold (the “Gold ETP”). The Commodity Linked Income ETF seeks to provide a specific level of income that is tied to the annual yield of one-month U.S. Treasury securities (before fees and expenses). However, there is no guarantee that such Underlying ETF will successfully provide its distribution target.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the "1940 Act").